Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
GigCapital5, Inc. (the “Company”) was incorporated in Delaware on January 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2022, the Company had not commenced any operations. All activity for the period from January 19, 2021 (date of inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Offering”), as described in Note 4, and identifying a target Business Combination, as described below. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Offering. The Company has selected December 31 as its fiscal year end.
On September 23, 2021, the registration statement on Form
S-1
(File
No. 333-254038),
as amended, relating to the Offering of the Company was declared effective by the U.S. Securities and Exchange Commission. The Company entered into an underwriting agreement with Wells Fargo Securities, LLC (“Wells Fargo”) and William Blair & Company, L.L.C. (collectively, the “Underwriters”) on September 23, 2021 to conduct the Offering of 20,000,000 units (the “Public Units”) in the amount of $200.0 million in gross proceeds, with a 45-day
option provided to the Underwriters to purchase up to 3,000,000 additional Public Units solely to cover over-allotments, if any, in the amount of up to $30.0 million in additional gross proceeds. Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”). Each Public Warrant is exercisable for one share of common stock at a price of $11.50 per full share.
On September 28, 2021, the Company consummated the Offering of 23,000,000 Public Units, including the issuance of 3,000,000 Public Units as a result of the Underwriters exercise in full of their over-allotment option. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds to the Company of $230,000,000.
Simultaneously with the closing of the Offering, the Company consummated the closing of a private placement sale (the “Private Placement”) to the Company’s sponsor GigAcquisitions5, LLC, a Delaware limited liability company (the “Founder” or “Sponsor”), of 795,000 units (the “Private Placement Units”), at a price of $10.00 per Private Placement Unit. The Private Placement generated aggregate gross proceeds of $7,950,000.
Following the closing of the Offering, net proceeds in the amount of $225,400,000 from the sale of the Units and proceeds in the amount of $6,900,000 from the sale of Private Placement Units, for a total of $232,300,000, were placed in a trust account (the “Trust Account”), which is described further below.
Transaction costs amounted to $13,193,740, consisting of $4,600,000 of underwriting fees, $9,200,000 of deferred underwriting fees for the Underwriters, and $843,740 of offering costs, of which $25,000 remains in accounts payable as of December 31, 2022, partially offset by the reimbursement of $1,450,000 of offering expenses by the Underwriters. On March 20, 2023, one of the Underwriters, Wells Fargo, waived all of their portion of the deferred underwriting fees totaling $6,440,000. The Company’s remaining cash after payment of the offering costs will be held outside of the Trust Account for working capital purposes.
Extensions
The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination. On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month
extensions (the “Extension”). The Company’s stockholders elected to redeem 18,985,950 shares of the Company’s common stock, par value $0.0001 per share. Following such redemptions, $192,138,312 was withdrawn from the Trust Account on September 27, 2022.
On September 26, 2022, the Company issued an unsecured,
non-interest-bearing,
non-convertible
promissory note (the “Extension Note”) to the Sponsor for a principal amount of $160,000. The proceeds from the Extension Note were deposited into the Trust Account in accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation. The Extension Note matures on the earlier of the date on which the Company consummates its initial Business Combination or the date the Company winds up and may be prepaid without penalty. The Extension Note was subsequently amended and restated three more times on October 26, 2022, November 28, 2022, and December 27, 2022, respectively, for a collective principal amount of $640,000. The Sponsor deposited such funds into the Company’s Trust Account with Continental Stock Transfer & Trust Company. The Extension Note is expected to be paid back upon the completion of the Business Combination.
Working Capital Loans
On September 26, 2022, the Company issued a convertible,
non-interest
bearing, unsecured promissory note (the “Working Capital Note”) to the Sponsor for a principal amount of $65,000. The Working Capital Note was subsequently amended and restated three more times on October 26, 2022, November 28, 2022, and December 27, 2022, respectively, for a collective principal amount of $260,000. The Working Capital Note was issued to provide the Company with additional working capital during the extension and was not deposited into the Trust Account. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of the initial Business Combination. Upon such election, the Working Capital Note will convert, at a price of $10.00 per unit, into units identical to the Private Placement Units issued in connection with the Offering. Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant. The warrants constituting a part of the Private Placement Units would be exercisable, subject to the terms and conditions of the warrant and during the exercise period as provided in the warrant agreement governing the warrants. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible promissory note, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.
The Trust Account
The funds in the Trust Account have been invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s Amended and Restated Certificate of Incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of the Business Combination; (2) the redemption of 100% of the outstanding Public Shares if the Company has not completed an initial Business Combination within 24 months from the closing of the Offering; or (3) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business
combination activity and related stockholders’ rights.
Business Combination
The Company will have 24 months from September 28, 2021, the closing date of the Offering, to complete its initial Business Combination, provided that the extension payment for each one-month extension
through March 28, 2023 equal to $160,000 and the extension payment for each one-month
extension from March 28, 2023 through September 28, 2023 equal to $100,000 is deposited into the Trust Account on or prior to the date of the same applicable deadline. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares of common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The Founder, Brad Weightman, the Company’s Treasurer and Chief Financial Officer, and Interest Solutions, LLC, a Connecticut limited liability company and an affiliate of ICR, LLC, an investor relations firm providing services to the Company (“ICR”) (the “Insiders” as it relates to Mr. Weightman and ICR) entered into letter agreements with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their founder shares, insider shares and private shares, and the Founder waived its redemption right with respect to any Public Shares purchased during or after the Offering. However, if the Founder, the Underwriters or the Insiders or any of the Company’s officers, directors or affiliates acquire units or shares of common stock, previously included in the Public Units, in or after the Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s liquidation (and in case of the Underwriters and Insiders, upon the Company’s redemption) in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Offering price per Public Unit in the Offering.
Going Concern Consideration
As of December 31, 2022, the Company had $78,196 in cash and a working capital deficit of $3,935,695. Further, the Company has no present revenue, its business plan is dependent on the completion of a Business Combination and it expects to continue to incur significant costs in pursuit of its Business Combination acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. There is no assurance that the Company’s plans to consummate a Business Combination will be successful or successful within the target business acquisition period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.